FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 0
Transfers in, assets	0
Transfers out, assets	(12)
Purchases, assets	0
Sales, assets	0
Issuances, assets	12
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	SFr 0
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	30	46
Transfers in, assets	0	0
Transfers out, assets	0	(15)
Purchases, assets	2	102
Sales, assets	(31)	(103)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	0
Balance at end of period, assets	1	30
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,980	8,796
Transfers in, assets	1,600	1,571
Transfers out, assets	(2,723)	(1,723)
Purchases, assets	16,544	40,338
Sales, assets	(17,005)	(40,166)
Issuances, assets	1,142	1,394
Settlements, assets	(1,641)	(1,682)
Gain (loss) on transfers in/out included in trading revenues, assets	(80)	(21)
Gain (loss) on all other activity included in trading revenues, assets	1,281	488
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(213)	(15)
Balance at end of period, assets	7,885	8,980
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,242	2,334
Transfers in, assets	793	810
Transfers out, assets	(1,508)	(1,025)
Purchases, assets	4,037	3,582
Sales, assets	(3,537)	(3,289)
Issuances, assets	0	0
Settlements, assets	0	(205)
Gain (loss) on transfers in/out included in trading revenues, assets	17	25
Gain (loss) on all other activity included in trading revenues, assets	(41)	35
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(80)	(22)
Balance at end of period, assets	1,923	2,242
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,260	1,412
Transfers in, assets	485	491
Transfers out, assets	(843)	(593)
Purchases, assets	3,076	2,582
Sales, assets	(2,768)	(2,583)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	21	31
Gain (loss) on all other activity included in trading revenues, assets	(52)	(72)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(4)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(51)	(4)
Balance at end of period, assets	1,128	1,260
Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	232	270
Transfers in, assets	30	21
Transfers out, assets	(43)	(12)
Purchases, assets	67	45
Sales, assets	(69)	(67)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	3	0
Gain (loss) on all other activity included in trading revenues, assets	(13)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(9)	(29)
Balance at end of period, assets	198	232
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	432	360
Transfers in, assets	130	219
Transfers out, assets	(528)	(346)
Purchases, assets	732	651
Sales, assets	(465)	(361)
Issuances, assets	0	0
Settlements, assets	0	(205)
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(3)
Gain (loss) on all other activity included in trading revenues, assets	34	111
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(14)	6
Balance at end of period, assets	317	432
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	132	163
Transfers in, assets	83	132
Transfers out, assets	(57)	(95)
Purchases, assets	174	51
Sales, assets	(84)	(185)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(3)	8
Gain (loss) on all other activity included in trading revenues, assets	(45)	55
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	3
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(3)	0
Balance at end of period, assets	197	132
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,298	3,289
Transfers in, assets	592	510
Transfers out, assets	(734)	(525)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,142	1,394
Settlements, assets	(1,616)	(1,434)
Gain (loss) on transfers in/out included in trading revenues, assets	(92)	(56)
Gain (loss) on all other activity included in trading revenues, assets	1,034	144
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(90)	(24)
Balance at end of period, assets	3,534	3,298
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	507	801
Transfers in, assets	24	18
Transfers out, assets	(11)	(66)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	72	100
Settlements, assets	(104)	(116)
Gain (loss) on transfers in/out included in trading revenues, assets	2	17
Gain (loss) on all other activity included in trading revenues, assets	85	(237)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(21)	(10)
Balance at end of period, assets	554	507
Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,054	833
Transfers in, assets	224	329
Transfers out, assets	(400)	(317)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	361	447
Settlements, assets	(402)	(436)
Gain (loss) on transfers in/out included in trading revenues, assets	(80)	(77)
Gain (loss) on all other activity included in trading revenues, assets	316	300
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(33)	(25)
Balance at end of period, assets	1,040	1,054
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	673	634
Transfers in, assets	282	160
Transfers out, assets	(244)	(141)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	390	505
Settlements, assets	(765)	(438)
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	5
Gain (loss) on all other activity included in trading revenues, assets	565	(59)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(16)	7
Balance at end of period, assets	879	673
Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	258	188
Transfers in, assets	56	3
Transfers out, assets	(78)	(2)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	16	14
Settlements, assets	(28)	(24)
Gain (loss) on transfers in/out included in trading revenues, assets	(8)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(60)	79
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	2
Balance at end of period, assets	152	258
Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	806	833
Transfers in, assets	6	0
Transfers out, assets	(1)	1
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	328
Settlements, assets	(317)	(420)
Gain (loss) on transfers in/out included in trading revenues, assets	0	1
Gain (loss) on all other activity included in trading revenues, assets	128	61
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(16)	2
Balance at end of period, assets	909	806
Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,308	3,010
Transfers in, assets	132	119
Transfers out, assets	(424)	(78)
Purchases, assets	12,333	36,705
Sales, assets	(13,384)	(36,692)
Issuances, assets	0	0
Settlements, assets	(25)	(43)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	2
Gain (loss) on all other activity included in trading revenues, assets	333	254
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(40)	31
Balance at end of period, assets	2,231	3,308
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,309	1,601
Transfers in, assets	48	79
Transfers out, assets	(6)	(102)
Purchases, assets	1,184	229
Sales, assets	(195)	(406)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	151	(93)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	56	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(24)	(4)
Balance at end of period, assets	2,523	1,309
Other investments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	227
Transfers in, assets	48
Transfers out, assets	(6)
Purchases, assets	1,134
Sales, assets	9
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	1
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	56
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(6)
Balance at end of period, assets	1,463	227
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,067	1,301
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	39	151
Sales, assets	(186)	(299)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	150	(96)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(18)	10
Balance at end of period, assets	1,052	1,067
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,324	4,530
Transfers in, assets	731	934
Transfers out, assets	(470)	(393)
Purchases, assets	255	163
Sales, assets	(275)	(491)
Issuances, assets	1,436	1,563
Settlements, assets	(2,170)	(1,866)
Gain (loss) on transfers in/out included in trading revenues, assets	4	7
Gain (loss) on all other activity included in trading revenues, assets	(64)	(134)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(13)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(54)	24
Balance at end of period, assets	3,717	4,324
Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,949	2,207
Transfers in, assets	269	348
Transfers out, assets	(335)	(29)
Purchases, assets	49	1
Sales, assets	(194)	(226)
Issuances, assets	346	783
Settlements, assets	(734)	(1,057)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(49)	(83)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(18)	10
Balance at end of period, assets	1,283	1,949
Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,391	1,480
Transfers in, assets	414	335
Transfers out, assets	(76)	(53)
Purchases, assets	5	150
Sales, assets	(81)	(133)
Issuances, assets	524	332
Settlements, assets	(957)	(746)
Gain (loss) on transfers in/out included in trading revenues, assets	0	10
Gain (loss) on all other activity included in trading revenues, assets	(9)	8
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	8
Balance at end of period, assets	1,201	1,391
Governments and public institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	446
Transfers in, assets	48
Transfers out, assets	(58)
Purchases, assets	199
Sales, assets	0
Issuances, assets	251
Settlements, assets	(28)
Gain (loss) on transfers in/out included in trading revenues, assets	2
Gain (loss) on all other activity included in trading revenues, assets	(9)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(20)
Balance at end of period, assets	831	446
Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	515	171
Transfers in, assets		196
Transfers out, assets		(81)
Purchases, assets		0
Sales, assets		0
Issuances, assets		307
Settlements, assets		(64)
Gain (loss) on transfers in/out included in trading revenues, assets		2
Gain (loss) on all other activity included in trading revenues, assets		(8)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		515
Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	163	158
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	85	1
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(6)	3
Balance at end of period, assets	244	163
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,543	1,511
Transfers in, assets	470	288
Transfers out, assets	(283)	(191)
Purchases, assets	1,970	1,610
Sales, assets	(1,913)	(1,357)
Issuances, assets	703	300
Settlements, assets	(565)	(540)
Gain (loss) on transfers in/out included in trading revenues, assets	17	22
Gain (loss) on all other activity included in trading revenues, assets	(48)	(32)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(48)	(67)
Balance at end of period, assets	1,846	1,543
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,235	1,350
Transfers in, assets	444	243
Transfers out, assets	(222)	(166)
Purchases, assets	1,718	1,447
Sales, assets	(1,693)	(1,310)
Issuances, assets	703	300
Settlements, assets	(564)	(539)
Gain (loss) on transfers in/out included in trading revenues, assets	3	21
Gain (loss) on all other activity included in trading revenues, assets	36	(44)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(41)	(67)
Balance at end of period, assets	1,619	1,235
Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,349	16,642
Transfers in, assets	2,849	2,872
Transfers out, assets	(3,494)	(2,424)
Purchases, assets	20,040	42,443
Sales, assets	(19,419)	(42,523)
Issuances, assets	3,293	3,257
Settlements, assets	(4,376)	(4,088)
Gain (loss) on transfers in/out included in trading revenues, assets	(59)	8
Gain (loss) on all other activity included in trading revenues, assets	1,320	229
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	58	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(345)	(59)
Balance at end of period, assets	SFr 16,216	SFr 16,349